REDEEMABLE CONVERTIBLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2020
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Schedule of redeemable convertible preferred shares activities

	Series A-1	Series A-2	Series A-3	Series B
	Preferred	Preferred	Preferred	Preferred
	Shares	Shares	Shares	Shares
	Carrying	Carrying	Carrying	Carrying
RMB	amount	amount	amount	amount	Total
Balance as of January 1, 2018	130,684,003	39,205,192	67,955,320	—	237,844,515
Issuance of preferred shares	—	—	181,112,874	161,392,196	342,505,070
Foreign currency translation adjustment	8,090,000	2,427,000	21,651,035	15,544,654	47,712,689
Conversion to Ordinary Shares	(138,774,003)	(41,632,192)	(270,719,229)	(176,936,850)	(628,062,274)
Balance as of December 31, 2018, 2019 and 2020	—	—	—	—	—